Quarterly Report
May 31, 2025
MFS®  Government
Securities Fund
MFG-Q1

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.6%
Asset-Backed & Securitized – 8.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1%, 11/15/2054 (i)	$21,542,304	$846,828
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.943% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	7,778,000	7,750,115
ACREC 2023-FL2 LLC, “A”, FLR, 6.559% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	4,606,627	4,612,377
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 5.169% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	3,421,955	3,419,617
American Credit Acceptance Receivables Trust, 2024-2, “A”, 5.9%, 2/12/2027 (n)	723,004	723,633
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.928% (SOFR - 1mo. + 0.6%), 2/18/2028	3,181,989	3,180,876
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 5.843% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	6,638,000	6,623,562
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.978% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	7,155,500	7,131,110
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,081,337	1,089,451
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.207%, 7/15/2054 (i)	19,636,139	1,053,351
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.578%, 2/15/2054 (i)	13,493,630	922,062
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.464%, 12/15/2055 (i)	22,898,404	779,347
BDS 2024-FL13 Ltd., “A”, FLR, 5.903% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	1,558,000	1,548,727
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.255%, 2/15/2054 (i)	43,316,439	2,195,897
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.135%, 3/15/2054 (i)	26,131,161	1,122,302
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.881%, 6/15/2054 (i)	38,063,916	1,337,581
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.234%, 7/15/2054 (i)	32,736,201	1,741,461
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.256%, 8/15/2054 (i)	39,581,480	2,145,391
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.018%, 9/15/2054 (i)	44,840,690	1,754,015
Bridgecrest Lending Auto Securitization Trust, 2024-2, “A2”, 5.78%, 2/16/2027	97,515	97,563
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027	3,656,000	3,654,582
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 5.923% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	1,841,419	1,834,110
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	1,270,240	1,290,456
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	7,779,500	7,601,920
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 5.432% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	2,061,696	2,070,174
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.818%, 12/15/2072 (i)(n)	21,295,260	685,190
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.281%, 2/15/2054 (i)	32,664,402	1,840,678
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.763%, 4/15/2054 (i)	18,875,143	597,946
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.03%, 6/15/2064 (i)	13,174,386	593,518
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	1,395,974	1,410,596
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)	1,207,000	1,207,814
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	1,503,054	1,516,150
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	1,192,653	1,202,198
GLS Auto Select Receivables Trust, 2024-2A, “A-2”, 5.77%, 6/15/2027 (n)	1,598,152	1,600,893
KREF 2018-FT1 Ltd., “AS”, FLR, 5.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	759,000	753,560
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	113,918	114,007
LAD Auto Receivables Trust, 2025-1A, “A2”, 4.6%, 12/15/2027 (n)	3,919,000	3,915,061
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.193% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	6,508,500	6,503,183
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 6.093% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	10,000,000	9,930,860
M&T Bank Auto Receivables Trust, 2025-1, “A-2A”, 4.63%, 5/15/2028 (n)	2,528,000	2,526,364
MF1 2021-FL5 Ltd., “AS”, FLR, 5.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	3,682,631	3,669,156
MF1 2021-FL5 Ltd., “B”, FLR, 5.893% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,881,500	4,817,148
MF1 2021-FL7 Ltd., “A”, FLR, 5.521% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	4,523,715	4,518,829
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.8%, 12/15/2051 (i)	21,806,426	519,405
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.277%, 5/15/2054 (i)	16,624,648	831,766
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.172%, 6/15/2054 (i)	19,729,729	868,256
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.079%, 10/15/2054 (i)	79,655,789	3,488,860
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	4,560,649	4,585,524
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	1,809,781	1,796,000
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A-1”, 5.53%, 5/25/2070 (n)	2,809,920	2,812,869
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	1,299,000	1,303,148
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	1,379,000	1,383,658
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	511,283	514,481
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	2,517,310	2,521,182
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	1,302,000	1,315,637
PFS Financing Corp., 2025-A, “A”, FLR, 4.982% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	4,611,000	4,607,356

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	$2,877,237	$2,864,338
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.639% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	1,547,168	1,545,944
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 5.939% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	1,261,500	1,260,757
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	1,193,239	1,195,127
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	2,336,380	2,354,025
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.931%, 1/15/2052 (i)(n)	12,232,852	318,191
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.493%, 8/15/2054 (i)	20,214,852	1,335,537
Westlake Automobile Receivables Trust, 2024-1A, “A2B”, FLR, 4.901% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	910,795	910,965
		$152,262,685
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$1,892,667
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$688,000	$680,857
Mortgage-Backed – 62.0%
Fannie Mae, 2.908%, 7/25/2027	$10,366,665	$10,102,921
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	42,303,733	40,366,514
Fannie Mae, 3.5%, 1/25/2030 - 6/25/2048	28,800,319	26,410,152
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	4,323,294	3,993,729
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	843,098	63,190
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	475,580	495,792
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	1,202,701	1,237,891
Fannie Mae, 3%, 2/25/2033 - 1/25/2052 (i)	1,466,829	144,421
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	5,715,624	5,824,301
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	6,964,212	6,988,986
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	14,457,283	14,198,057
Fannie Mae, 4.886%, 4/25/2034 - 11/25/2046	6,215,061	6,135,512
Fannie Mae, 4.726%, 1/25/2036	43,184	43,171
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	28,365,692	26,923,693
Fannie Mae, 1%, 3/25/2041	1,481,177	1,291,153
Fannie Mae, 4.786%, 3/25/2041	374,456	372,423
Fannie Mae, 2.25%, 4/25/2041	1,383,582	1,318,901
Fannie Mae, 4.936%, 7/25/2041 - 12/25/2049	4,621,537	4,524,227
Fannie Mae, 1.75%, 9/25/2041	1,070,829	1,020,751
Fannie Mae, 2.75%, 9/25/2042	946,226	909,679
Fannie Mae, 2%, 8/25/2044 - 4/25/2046	1,977,298	1,829,315
Fannie Mae, 4.736%, 12/25/2045	586,720	576,664
Fannie Mae, 1.563%, 9/25/2046 (i)	1,715,131	178,455
Fannie Mae, 4%, 9/25/2050 (i)	2,958,188	586,475
Fannie Mae, 5.121%, 10/25/2052	7,710,762	7,460,800
Fannie Mae, 5.772%, 11/25/2053 - 1/25/2055	13,074,511	13,094,013
Fannie Mae, 5.222%, 12/25/2053	5,810,796	5,804,524
Fannie Mae, 5.472%, 6/25/2054 - 2/25/2055	17,355,023	17,316,866
Fannie Mae, 7.322%, 7/25/2054	3,375,471	3,385,951
Fannie Mae, 5.172%, 1/25/2055	4,221,163	4,208,127
Fannie Mae, 6.762%, 3/25/2055	4,705,530	4,663,200
Fannie Mae, UMBS, 2.5%, 5/01/2036 - 8/01/2052	107,991,727	89,670,736
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 8/01/2054	25,542,156	25,339,533
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 3/01/2051	1,391,660	1,057,986
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	60,702,001	48,600,175
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 2/01/2052	1,983,007	1,786,339
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	20,655,004	17,714,644
Fannie Mae, UMBS, 4%, 8/01/2051 - 2/01/2053	5,552,896	5,156,280
Fannie Mae, UMBS, 4.5%, 9/01/2052	1,779,419	1,690,846
Fannie Mae, UMBS, 5%, 9/01/2052 - 11/01/2054	1,733,761	1,679,924
Fannie Mae, UMBS, 6%, 6/01/2053 - 10/01/2054	16,600,899	16,783,189
Freddie Mac, 4%, 7/01/2025 - 1/15/2055	5,895,111	5,730,805

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	$4,440,655	$4,396,415
Freddie Mac, 3.75%, 8/25/2025	1,716,522	1,710,131
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	28,148,179	26,544,563
Freddie Mac, 2.745%, 1/25/2026	3,355,892	3,315,413
Freddie Mac, 3.208%, 2/25/2026	1,888,953	1,873,177
Freddie Mac, 2.57%, 7/25/2026	31,378,495	30,793,129
Freddie Mac, 3.12%, 9/25/2026	12,661,384	12,453,759
Freddie Mac, 2.525%, 10/25/2026	10,822,583	10,563,723
Freddie Mac, 2.797%, 12/25/2026	1,122,311	1,108,761
Freddie Mac, 3.413%, 12/25/2026	16,700,000	16,454,804
Freddie Mac, 1.373%, 3/25/2027 (i)	5,583,000	123,506
Freddie Mac, 3.243%, 4/25/2027	10,090,226	9,898,586
Freddie Mac, 3.117%, 6/25/2027	20,616,052	20,176,573
Freddie Mac, 0.563%, 7/25/2027 (i)	99,980,789	993,509
Freddie Mac, 0.408%, 8/25/2027 (i)	77,572,389	615,808
Freddie Mac, 1.47%, 9/25/2027	4,600,000	4,325,939
Freddie Mac, 3.286%, 11/25/2027	6,876,682	6,723,585
Freddie Mac, 0.362%, 12/25/2027 (i)	1,346,191	10,893
Freddie Mac, 1.603%, 12/25/2027	8,595,852	8,065,393
Freddie Mac, 0.294%, 1/25/2028 (i)	137,852,173	1,006,665
Freddie Mac, 0.299%, 1/25/2028 (i)	57,691,720	426,498
Freddie Mac, 0.129%, 2/25/2028 (i)	166,625,635	619,981
Freddie Mac, 0.115%, 4/25/2028 (i)	109,560,122	421,763
Freddie Mac, 3.9%, 4/25/2028	1,867,674	1,850,557
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	24,603,983	22,724,182
Freddie Mac, 0.425%, 10/25/2028 (i)	39,461,071	553,876
Freddie Mac, 0.443%, 5/25/2029 (i)	58,815,424	988,540
Freddie Mac, 0.816%, 7/25/2029 (i)	31,354,116	988,470
Freddie Mac, 1.085%, 7/25/2029 (i)	18,907,077	713,837
Freddie Mac, 1.137%, 8/25/2029 (i)	33,175,464	1,342,774
Freddie Mac, 0.571%, 1/25/2030 (i)	19,154,523	465,974
Freddie Mac, 1.316%, 1/25/2030 (i)	26,454,280	1,361,655
Freddie Mac, 1.587%, 1/25/2030 (i)	19,346,318	1,175,654
Freddie Mac, 1.797%, 4/25/2030 (i)	14,430,646	1,091,615
Freddie Mac, 1.838%, 4/25/2030 (i)	20,077,463	1,553,078
Freddie Mac, 1.665%, 5/25/2030 (i)	12,033,779	873,132
Freddie Mac, 1.798%, 5/25/2030 (i)	26,880,424	2,090,485
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	2,489,149	2,540,641
Freddie Mac, 1.113%, 6/25/2030 (i)	19,932,253	928,400
Freddie Mac, 1.341%, 6/25/2030 (i)	11,124,134	657,297
Freddie Mac, 1.375%, 6/25/2030 (i)	29,439,894	1,640,747
Freddie Mac, 1.597%, 8/25/2030 (i)	10,235,210	736,341
Freddie Mac, 1.168%, 9/25/2030 (i)	6,568,138	352,571
Freddie Mac, 1.08%, 11/25/2030 (i)	13,158,725	672,769
Freddie Mac, 0.322%, 1/25/2031 (i)	49,831,338	702,432
Freddie Mac, 0.536%, 1/25/2031 - 9/25/2031 (i)	120,996,513	3,379,040
Freddie Mac, 0.78%, 1/25/2031 (i)	19,512,958	750,425
Freddie Mac, 0.935%, 1/25/2031 (i)	14,681,587	668,341
Freddie Mac, 0.355%, 2/25/2031 (i)	18,431,877	398,082
Freddie Mac, 0.511%, 3/25/2031 (i)	40,043,489	954,925
Freddie Mac, 0.731%, 3/25/2031 (i)	17,260,719	647,115
Freddie Mac, 1.214%, 5/25/2031 - 7/25/2031 (i)	29,681,096	1,874,849
Freddie Mac, 0.938%, 7/25/2031 (i)	11,674,001	584,787
Freddie Mac, 0.507%, 8/25/2031 (i)	14,870,513	387,356
Freddie Mac, 0.855%, 9/25/2031 (i)	48,419,608	2,179,768
Freddie Mac, 0.349%, 11/25/2031 (i)	73,361,326	1,467,028
Freddie Mac, 0.496%, 12/25/2031 (i)	73,957,916	2,035,448
Freddie Mac, 0.567%, 12/25/2031 (i)	12,187,459	372,312
Freddie Mac, 0.766%, 2/25/2032 (i)	49,680,895	2,160,175

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.32%, 6/25/2032 (i)	$116,203,070	$2,420,463
Freddie Mac, 4.897%, 11/15/2032	38,225	38,066
Freddie Mac, 0.154%, 11/25/2032 (i)	74,026,378	976,645
Freddie Mac, 0.266%, 5/25/2033 (i)	64,115,960	1,365,433
Freddie Mac, 0.128%, 8/25/2033 (i)	78,666,400	1,007,260
Freddie Mac, 0.176%, 10/25/2033 (i)	75,772,703	1,286,105
Freddie Mac, 5%, 5/01/2034 - 12/01/2054	13,169,318	13,034,104
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	2,394,647	2,498,270
Freddie Mac, 0.905%, 9/25/2034 (i)	9,883,118	689,963
Freddie Mac, 0.055%, 1/25/2035 (i)	119,066,272	1,121,414
Freddie Mac, 0.247%, 1/25/2035 (i)	47,468,092	1,129,954
Freddie Mac, 5.5%, 2/15/2036 (i)	263,115	42,512
Freddie Mac, 6.5%, 5/01/2037	79,235	82,010
Freddie Mac, 4.5%, 12/15/2040 (i)	42,979	3,980
Freddie Mac, 1.75%, 8/15/2041	784,993	740,086
Freddie Mac, 4.847%, 8/15/2046	345,535	340,311
Freddie Mac, 2.5%, 3/25/2051 (i)	7,820,215	1,276,440
Freddie Mac, 5.142%, 9/25/2052	4,997,472	4,877,488
Freddie Mac, 5.771%, 10/25/2053	589,533	597,811
Freddie Mac, 6.551%, 12/25/2053	4,480,475	4,461,237
Freddie Mac, 5.222%, 10/25/2054	9,503,548	9,488,650
Freddie Mac, 6.772%, 1/25/2055	2,469,332	2,456,823
Freddie Mac, 5.272%, 2/25/2055	7,765,480	7,761,146
Freddie Mac, 5.922%, 2/25/2055	4,445,723	4,469,755
Freddie Mac, 3.25%, 11/25/2061	4,344,726	3,945,029
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	24,571,058	20,159,365
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	17,605,059	14,067,046
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	3,386,552	3,042,183
Freddie Mac, UMBS, 3%, 2/01/2050 - 8/01/2052	29,095,033	24,821,152
Freddie Mac, UMBS, 1.5%, 4/01/2051 - 11/01/2051	5,868,854	4,330,718
Freddie Mac, UMBS, 4%, 5/01/2052	3,987,184	3,684,605
Freddie Mac, UMBS, 5%, 11/01/2052 - 12/01/2054	15,121,298	14,662,080
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 8/01/2054	16,847,072	16,704,158
Freddie Mac, UMBS, 6%, 2/01/2053 - 5/01/2054	11,305,967	11,441,342
Freddie Mac, UMBS, 6.5%, 4/01/2054	490,519	506,032
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	5,909,505	660,590
Ginnie Mae, 5.5%, 3/15/2033 - 10/20/2053	2,673,270	2,683,844
Ginnie Mae, 4.5%, 7/20/2033 - 5/20/2054	34,545,656	33,174,996
Ginnie Mae, 5.657%, 8/20/2034	724,519	737,368
Ginnie Mae, 4%, 5/16/2039 - 7/20/2052	3,469,203	3,259,009
Ginnie Mae, 5%, 8/20/2039 - 5/20/2055	22,919,582	22,301,967
Ginnie Mae, 4%, 12/20/2039 - 9/20/2047 (i)	1,636,900	242,822
Ginnie Mae, 0.961%, 5/20/2041 (i)	2,796,263	222,513
Ginnie Mae, 4.539%, 9/20/2041	7,751,237	7,540,836
Ginnie Mae, 3.5%, 12/15/2041 - 5/20/2055	18,211,909	16,364,318
Ginnie Mae, 2.5%, 6/20/2042 - 5/20/2052	22,446,018	18,818,892
Ginnie Mae, 3%, 2/20/2043 - 10/20/2052	27,446,693	24,038,503
Ginnie Mae, 4.739%, 10/20/2045	7,305,481	7,069,152
Ginnie Mae, 4.889%, 7/20/2046	2,843,840	2,776,504
Ginnie Mae, 1.711%, 4/20/2047 (i)	481,516	56,614
Ginnie Mae, 4.689%, 10/20/2047	553,008	531,979
Ginnie Mae, 2%, 11/20/2050 (i)	190,635	21,453
Ginnie Mae, 2.5%, 2/20/2051 (i)	2,287,869	278,963
Ginnie Mae, 2%, 1/20/2052 - 11/20/2052	35,294,462	28,360,038
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	9,900,987	10,122,074
Ginnie Mae, 5.378%, 10/20/2054	4,335,480	4,295,295
Ginnie Mae, 5.478%, 3/20/2064	1,359,343	1,363,364
Ginnie Mae, 5.113%, 7/20/2064	1,082,493	1,083,924
Ginnie Mae, 5.183%, 10/20/2066	1,370,488	1,373,588

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 5.203%, 10/20/2066	$3,793,912	$3,803,434
Ginnie Mae, 5.249%, 1/20/2067	3,217,751	3,246,962
Ginnie Mae, 5.127%, 2/20/2067	2,107,036	2,124,981
Ginnie Mae, 5.174%, 3/20/2067	4,770,671	4,815,050
Ginnie Mae, 6.417%, 7/20/2067	5,726,619	5,802,594
Ginnie Mae, 4.883%, 11/20/2067	1,791,008	1,796,914
Ginnie Mae, 4.992%, 4/20/2068	9,153,015	9,222,195
Ginnie Mae, 5.425%, 5/20/2068	6,451,540	6,490,752
Ginnie Mae, 4.933%, 11/20/2068 - 3/20/2070	7,363,769	7,373,150
Ginnie Mae, 4.963%, 7/20/2070	6,591,834	6,554,415
Ginnie Mae, 4.728%, 12/20/2071	3,039,960	3,025,085
Ginnie Mae, 4.978%, 8/20/2074 - 1/20/2075	13,463,836	13,453,575
Ginnie Mae, 4.328%, 11/20/2074	4,520,098	4,482,287
Ginnie Mae, 4.928%, 2/20/2075	6,842,010	6,805,693
Ginnie Mae, TBA, 5.5%, 6/15/2055	7,250,000	7,197,607
Ginnie Mae, TBA, 6%, 6/15/2055	10,725,000	10,827,245
Ginnie Mae, TBA, 6.5%, 6/15/2055	6,625,000	6,764,423
UMBS, TBA, 2%, 6/01/2055	31,225,000	24,256,252
UMBS, TBA, 3%, 6/25/2055	12,350,000	10,506,653
		$1,158,625,072
Municipals – 0.3%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	$2,165,000	$2,085,963
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	79,719	79,719
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	1,413,570	1,375,059
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	1,550,000	1,550,000
		$5,090,741
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 2.21%, 2/01/2033	$488,886	$455,569
Small Business Administration, 2.22%, 3/01/2033	745,811	692,843
Small Business Administration, 3.15%, 7/01/2033	713,680	681,435
Small Business Administration, 3.16%, 8/01/2033	299,122	285,847
Small Business Administration, 3.62%, 9/01/2033	262,386	253,629
		$2,369,323
U.S. Treasury Obligations – 28.0%
U.S. Treasury Bonds, 6%, 2/15/2026 (f)	$5,933,000	$6,004,845
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,430,042
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,042,041
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	7,683,654
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	20,790,243
U.S. Treasury Bonds, 4.75%, 11/15/2043	11,168,000	10,949,439
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	67,416,897
U.S. Treasury Bonds, 4.75%, 2/15/2045	36,531,000	35,657,681
U.S. Treasury Bonds, 4.625%, 5/15/2054	37,560,000	35,727,483
U.S. Treasury Bonds, 4.625%, 2/15/2055	11,722,000	11,179,858
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	52,599,986
U.S. Treasury Notes, 3.625%, 3/31/2028 (f)	86,350,000	85,810,313
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	29,509,439
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	18,424,614
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	26,849,292
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	7,814,650
U.S. Treasury Notes, 3.5%, 4/30/2030	18,675,000	18,279,615
U.S. Treasury Notes, 4.125%, 8/31/2030	37,647,000	37,861,705
U.S. Treasury Notes, 1.625%, 5/15/2031	41,833,000	36,447,001

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.375%, 11/15/2031	$11,425,300	$9,648,130
		$523,126,928
Total Bonds		$1,844,048,273
Mutual Funds (h) – 4.7%
Money Market Funds – 4.7%
MFS Institutional Money Market Portfolio, 4.35% (v)	88,505,301	$88,505,301

Other Assets, Less Liabilities – (3.3)%		(62,053,309)
Net Assets – 100.0%		$1,870,500,265
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $88,505,301 and $1,844,048,273, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $121,355,463, representing 6.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 5/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	877	$97,127,750	September – 2025	$174,758
U.S. Treasury Note 2 yr	Long	USD	1,169	242,494,438	September – 2025	351,963
U.S. Treasury Note 5 yr	Long	USD	2,570	278,041,875	September – 2025	415,112
U.S. Treasury Ultra Bond 30 yr	Long	USD	16	1,857,000	September – 2025	823
U.S. Treasury Ultra Note 10 yr	Long	USD	248	27,911,625	September – 2025	112,883
						$1,055,539
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/08/27	USD	56,427,000	centrally cleared	Daily SOFR / Annually	3.5595% / Annually	$171,492	$—	$171,492

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
5/24/26	USD	96,000,000	centrally cleared	Daily SOFR / Annually	4.7585% / Annually	$(672,241)	$—	$(672,241)
12/26/26	USD	23,950,000	centrally cleared	Daily SOFR / Annually	4.1635% / Annually	(109,503)	—	(109,503)
12/26/29	USD	45,500,000	centrally cleared	Daily SOFR / Annually	4.085% / Annually	(888,059)	—	(888,059)
						$(1,669,803)	$—	$(1,669,803)
Inflation Swaps
5/14/30	USD	61,400,000	centrally cleared	CPI-U / At Maturity	2.539% / At Maturity	$(46,083)	$—	$(46,083)
						$(1,715,886)	$—	$(1,715,886)
At May 31, 2025, the fund had cash collateral of $514,103 and other liquid securities with an aggregate value of $11,286,656 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$525,496,251	$—	$525,496,251
Municipal Bonds	—	5,090,741	—	5,090,741
U.S. Corporate Bonds	—	2,573,524	—	2,573,524
Residential Mortgage-Backed Securities	—	1,177,268,618	—	1,177,268,618
Commercial Mortgage-Backed Securities	—	60,091,467	—	60,091,467
Asset-Backed Securities (including CDOs)	—	73,527,672	—	73,527,672
Investment Companies	88,505,301	—	—	88,505,301
Total	$88,505,301	$1,844,048,273	$—	$1,932,553,574
Other Financial Instruments
Futures Contracts – Assets	$1,055,539	$—	$—	$1,055,539
Swap Agreements – Assets	—	171,492	—	171,492
Swap Agreements – Liabilities	—	(1,715,886)	—	(1,715,886)
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,511,411	$380,733,112	$316,720,900	$(18,322)	$—	$88,505,301
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,114,296	$—